Bank indebtedness, interim production financing, long-term debt and obligations under financing leases (Tables)	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Long-term debt and obligations under finance leases

	June 30, 2018	June 30, 2017
	$	$

Term Facility, net of unamortized issue costs of $22,232 (June 30, 2017 - $26,107)	623,066	616,339
Special Warrants, net of unamortized issue costs of $nil (June 30, 2017 - $6,249)	—	133,751
Senior Unsecured Convertible Debentures, net of unamortized issue costs of $5,588 (June 30, 2017 - $nil) and embedded derivatives at fair value of $11,940 (June 30, 2017 - $nil)	124,747	—
Senior Unsecured Notes	—	225,000
Obligations under various finance leases, bearing interest at rates ranging from 4.0% to 9.8%, maturing on dates ranging from July 2018 to March 2021	8,757	8,245

	756,570	983,335

Less: Current portion	(10,524)	(234,876)

	746,046	748,459
Interim production financing

	June 30, 2018	June 30, 2017
	$	$

Interim production credit facilities with various institutions, bearing interest at bank prime plus 0.5% - 1.0%. Assignment and direction of specific production financing, licensing contracts receivable and film tax credits receivable with a net book value of approximately $115,639 at June 30, 2018 (June 30, 2017 - $131,186) have been pledged as security.	93,683	101,224

	June 30, 2018	June 30, 2017
	$	$

Bank indebtedness	16,350	—
Interim production financing	93,683	101,224
Long-term debt and obligations under finance leases	756,570	983,335

Interest bearing debt and obligations under finance leases	866,603	1,084,559

Amount due within 12 months	(120,557)	(336,100)

Amount due beyond 12 months	746,046	748,459

Disclosure of repayments of borrowings
The aggregate amount of scheduled principal repayments, excluding any potential Excess Cash Flow Payments, required in each of the next five years is as follows:

$

Year ending June 30, 2019	10,524
2020	8,611
2021	8,254
2022	7,440
2023 and beyond	759,225
Contractual maturity analysis for financial liabilities

		Less than	1 to 3	4 to 5	After 5
	Total	1 year	years	years	years
	$	$	$	$	$

Bank indebtedness	16,350	16,350	—	—	—
Accounts payable and accrued liabilities	130,545	130,545	—	—	—
Interim production financing	93,683	93,683	—	—	—
Other liabilities	8,150	—	8,150	—	—
Senior Unsecured Convertible Debentures	193,474	8,225	16,450	16,450	152,349
Term Facility	747,021	24,197	47,856	47,273	627,695
Finance lease obligations	9,435	4,364	4,132	939	—

	1,198,658	277,364	76,588	64,662	780,044